Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	25,768,563	32,644,284
Cash amount	$ 1,289	$ 1,831
2017 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	35,800,000
Shares purchased		26,630,243
Cash amount		$ 1,544
2018 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	33,200,000
Shares purchased	23,401,457	6,014,041
Cash amount	$ 1,159	$ 287
2019 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	30,283,500
Shares purchased	2,367,106
Cash amount	$ 130